Taxes On Income (Schedule Of Taxes On Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Abstract]
Current taxes: Domestic	$ 12,957	$ 13,896	$ 26,842
Current taxes: Foreign	6,454	1,328	16,616
Taxes on income, current	19,411	15,224	43,458
Adjustment for previous years: Domestic	(4,898)	2,009	(3,889)
Adjustment for previous years: Foreign	(633)	(2,308)	1,885
Adjustment for previous years, total	(5,531)	(299)	(2,004)
Deferred income tax: Domestic	6,686	(2,861)	(10,303)
Deferred income tax: Foreign	(3,467)	1,560	(7,114)
Deferred income tax expense (benefit), total	3,219	(1,301)	(17,417)
Actual tax expenses	17,099	13,624	24,037
Domestic	14,745	13,044	12,650
Foreign	2,354	580	11,387
Total taxes on income from continuing operations	$ 17,099	$ 13,624	$ 24,037